CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Unconsolidated VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Maximum Exposure to Loss	$ 628,038	$ 591,030
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Carrying Amount	628,038	591,030
VIE Assets	$ 10,708,146	$ 8,363,402